BASIS OF PRESENTATION (Details Narrative) - 6 months ended Jun. 30, 2024 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Notes and other explanatory information [abstract]
Current liabilities	$ 21,737	¥ 157,971
Translated exchange description	US$1.00 = CNY7.2673